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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  FORM N-23C-1


                       STATEMENT BY REGISTERED CLOSED-END
            INVESTMENT COMPANY WITH RESPECT TO PURCHASES OF ITS OWN
       SECURITIES PURSUANT TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

(See rules and instructions on back of this form. If acknowledgment is desired, file this form with the Commission in triplicate.)

                 REPORT FOR CALENDAR MONTH ENDING DECEMBER 2000

                          FRANKLIN CAPITAL CORPORATION
--------------------------------------------------------------------------------
               (Name of registered closed-end investment company)

-----------------------------------------------------------------------------------------------------
                                                          Approximate Asset
  Date of                        Number of    Price      Value or Approximate       Name of Seller
    Each       Identification      Shares      Per     Asset Coverage Per Share          or of
Transaction     of Security      Purchased    Share      at Time of Purchase        Seller's Broker
-----------------------------------------------------------------------------------------------------

December 4,    Franklin Capital    1,000     $ 7.50            $ 5.82               First New York
  2000         Corporation                                                          Securities Corp.
               Common
               Stock


December 20,   "  "                1,500     $7.875            $ 5.25                 "     "
  2000






-----------------------------------------------------------------------------------------------------

REMARKS:

                                             Franklin Capital Corporation
                                       -----------------------------------------
                                                  Name of Registrant


                                    By /s/ Hiram Lazar
                                       -----------------------------------------
                                                        (Name)


Date of Statement: January 5, 2001         Chief Financial Officer
                                       -----------------------------------------
                                                        (Title)


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                                                                 SEC 1580 (5-97)